Liquidity and Capital Resources (Details) (USD $)	0 Months Ended	1 Months Ended				9 Months Ended							0 Months Ended	1 Months Ended			0 Months Ended	12 Months Ended	0 Months Ended
	Jan. 19, 2011	Sep. 30, 2012	Feb. 29, 2012	Oct. 31, 2011	May 31, 2011	Sep. 30, 2012	Oct. 08, 2012	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2010	Oct. 07, 2010	Dec. 31, 2009	Oct. 08, 2012 Subsequent event	Nov. 30, 2012 Subsequent event	Nov. 07, 2012 Subsequent event	Sep. 21, 2012 Subsequent event	Oct. 08, 2012 Minimum	Dec. 31, 2011 Minimum	Oct. 08, 2012 Minimum Subsequent event	Sep. 25, 2012 Minimum Subsequent event	Nov. 30, 2012 Maximum Subsequent event
Liquidity and Capital Resources
Working capital		$ 3,100,000				$ 3,100,000		$ 4,600,000
Cash on hand		3,650,037				3,650,037		4,911,350	5,022,165	5,575,310		9,026,002
Net proceeds from issuance of common stock and warrants			$ 1,100,000											$ 2,300,000
Sale of common stock in private placement (in shares)	21,345			26,628										483,657
Price per share (in dollars per share)														$ 5.324
Warrants to purchase an additional common stock (in shares)															483,657						483,657
Exercise price of warrant or rights (in dollars per share)	$ 160.00			$ 44.80							$ 300.00				$ 6.53
Warrants exercisable period														5 years
Investors participation right in future debt or equity offerings of entity (as a percent)														100.00%
Period after closing of private placement for investor's participation right in future debt or equity offerings of entity														2 years
Stock issuance as percentage of the company's issued and outstanding stock						20.00%												20.00%
Conversion ratio of reverse stock split of common stock		0.05			0.10								0.05
Common stock, par value (in dollars per share)		$ 0.0001				$ 0.0001	$ 0.01	$ 0.0001		$ 0.0001			$ 0.01	$ 0.0001		$ 0.01
Common stock, traded price (in dollars per share)																	$ 1.00		$ 1.00
Number of consecutive business days for which entity's share price traded above $1.00 per share																	10 days		10 days
Number of publicly held shares of entity's common stock																				500,000